SHARE BASED PAYMENTS, fair value of options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The assumptions used to estimate the fair value of the options granted
Riskfree rate, Minimum	0.69%	1.92%
Riskfree rate, Maximum	0.84%	2.69%
Expected volatility range, Minimum	50.87%	48.00%
Expected volatility range, Maximum	51.22%	48.10%
Exercise multiple		2.2
Minimum
The assumptions used to estimate the fair value of the options granted
Fair value per ordinary share as at valuation date	$ 1.30	$ 0.73
Exercise multiple	2.2
Maximum
The assumptions used to estimate the fair value of the options granted
Fair value per ordinary share as at valuation date	$ 5.55	$ 1.93
Exercise multiple	2.8